26 EMPLOYEE BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EmployeeBenefitsLineItems [Line Items]
Actuarial assets	R$ (13,714)	R$ (99,894)
Actuarial liabilities	912,184	905,119
Benefits of Pension Plans [Member]
EmployeeBenefitsLineItems [Line Items]
Actuarial assets	13,714	99,894
Actuarial liabilities	19,788	7,982
Post-employment Healthcare Benefits [Member]
EmployeeBenefitsLineItems [Line Items]
Actuarial liabilities	R$ 892,396	R$ 897,137	R$ 866,784